CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 89,177	$ 73,622	$ 101,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	116,381	104,079	88,150
Amortization of deferred charges	8,085	10,187	9,013
Amortization of seller's credit	(103)	(447)	(1,249)
Amortization of charter related deferred asset and straightlining of operating leases	5,406	1,699	0
Vessel impairment charge	60,054	64,338	0
Impairment of long-term receivables	9,168	1,730	0
Equity in earnings of associated companies	(17,054)	(14,635)	(23,766)
Loss/(gain) on sale of assets and termination of charters	0	2,578	(1,124)
Gain on sale of subsidiary and disposal groups	0	(7,613)	0
Adjustment of derivatives to fair value recognized in net income	3,449	(13,898)	(8,208)
(Gain)/loss on investments in debt and equity securities	(67,701)	(25,754)	4,410
Repayments from investment in sales-type, direct financing and leaseback assets	44,143	0	0
(Gain)/loss on repurchase of bonds	(1,802)	(1,146)	2,305
Interest receivable in form of notes	0	0	(635)
Other, net	(4,620)	1,108	3,959
Changes in operating assets and liabilities
Trade accounts receivable	(1,608)	9,607	(9,034)
Due from related parties	5,652	(1,308)	10,543
Other receivables	(7,090)	(3,870)	2,418
Other current assets	2	(157)	0
Inventories	613	(3,423)	(42)
Prepaid expenses and accrued income	958	(301)	1,317
Trade accounts payable	1,500	2,370	(742)
Accrued expenses	4,622	(433)	(1,188)
Other current liabilities	475	2,642	460
Net cash provided by operating activities	249,707	200,975	177,796
Investing activities
Repayments from investment in direct financing and sales-type leases	0	33,486	31,929
Additions to newbuildings	0	0	(81,664)
Purchase of vessels	(39,326)	(1,137,703)	0
Other long-term assets acquired	(211,065)	0	0
Proceeds from sale of vessels and termination of charters	0	145,654	74,791
Proceeds from sale of subsidiaries, net of cash disposed of	0	83,485	0
Proceeds from sale of Frontline shares	82,783	0	0
Net amounts received from/(paid to) associated companies	15,925	(24,161)	27,322
Other investments and long-term assets, net	(18,198)	32,675	(4,016)
Net cash (used in)/provided by investing activities	(169,881)	(866,564)	48,362
Financing activities
Proceeds from shares issued, net of issuance costs	0	0	88
Principal settlements of cross currency swaps, net	(41,769)	0	(29,186)
Proceeds from finance leases	0	944,097	0
Repurchase of bonds	(80,749)	(97,248)	(68,383)
Proceeds from issuance of short-term and long-term debt	458,781	825,984	302,104
Repayments of short-term and long-term debt	(208,538)	(778,731)	(179,354)
Discount received on debt repurchased	1,654	0	0
Debt fees paid	(4,261)	(8,257)	(2,554)
Repayments of lease obligation liability	(63,663)	(11,653)	(5,296)
Cash dividends paid	(150,659)	(149,261)	(152,907)
Net cash (used in)/provided by financing activities	(89,204)	724,931	(135,488)
Net (decrease)/increase in cash and cash equivalents	(9,378)	59,342	90,670
Cash, restricted cash and cash equivalents at start of the year	212,394	153,052	62,382
Cash, restricted cash and cash equivalents at end of the year	203,016	212,394	153,052
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 72,344	$ 104,620	$ 88,201